Consolidated Statements of Cash Flows - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (10,391)	$ (410,368)	$ (124,050)
Adjustments to reconcile net loss to cash used by operating activities:
Stock-based compensation	342	18,689	2,755
Non-cash change in fair value related to warrants		11,873	23,493
Amortization of intangible assets		11,111
Forgiveness of note payable		(1,015)
Gain on disposal of fixed assets			(2,346)
Changes in assets and liabilities:
Accounts receivables		21	(21)
Prepaid expenses and other assets		(34,124)	(24,663)
Accounts payable	1,801	(17,008)	25,767
Accrued expenses and other liabilities	3,046	32,831	(531)
Cash used by operating activities	(5,202)	(387,990)	(99,596)
Cash flows from investing activities
Purchases of capital assets	(133)	(284,514)	(52,645)
Purchase of intangible assets		(1,000)
Proceeds from the sale of capital assets			2,396
Cash used by investing activities	(133)	(285,514)	(50,249)
Cash flows from financing activities
Down payment received from Foxconn		100,000
Cash proceeds from exercise of warrants		82,016	30,692
Proceeds from Equity Purchase Agreement, net of issuance costs		49,375
Cash received in recapitalization, net of transaction costs		30,000	701,520
Cash received from Foxconn Subscription Agreement		50,000
Issuance of common stock	7,494	6,368	6,439
Proceeds from notes payable			38,796
Cash provided by financing activities	7,494	287,759	777,447
(Decrease) increase in cash and cash equivalents	2,159	(385,745)	627,602
Cash and cash equivalents, beginning balance		629,761	2,159
Cash and cash equivalents, ending balance	2,159	244,016	629,761
Non cash items
Conversion of notes payable to equity			38,725
Capital assets acquired with payables	20,142	$ 2,162	5,592
Capital assets exchanged for equity			$ 23,200
Common stock issued in exchange for intangible assets	$ 11,111